Revenue - Narrative (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 12, 2025	Jun. 30, 2025	Dec. 31, 2025	Jun. 11, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
FLNG lease and operate agreement, term			20 years
Assets under development			$ 1,228,129		$ 2,261,197	$ 1,562,828
Pre-COD cash flows	$ 86,100		0	$ 123,100	23,842
Net investment in sales-type lease	$ 1,767,500		1,748,281
Operating lease, ROU asset			$ 6,198		$ 6,771
Weighted average remaining lease term			3 years 7 months 6 days		4 years 4 months 24 days
Weighted average discount rate, percent			5.80%		5.50%
FLNG Gimi
Disaggregation of Revenue [Line Items]
FLNG lease and operate agreement, term	20 years	20 years
Assets under development	$ 1,823,700		$ 0		$ 1,762,632	$ 1,562,828
Derecognition gain, assets under development			$ 30,000